Deferred Initial Public Offering Expense	12 Months Ended
Dec. 31, 2022
Disclosure Of Deferred Initial Public Offering Costs [Abstract]
Deferred Initial Public Offering Expense
8	DEFERRED INITIAL PUBLIC OFFERING EXPENSE

	2021	2022
	RM	RM	USD
Cost

At January 1	-	-	-
Additions	-	6,564,162	1,491,008
At December 31	-	6,564,162	1,491,008

Initial public offering expense directly attributable to offering of securities are deferred and would be charged against the gross proceeds of the offering, as a reduction in share capital. These deferred expenses mainly consist of legal fee relating to the drafting of registration statement, consulting fee, application fee, listing fee for SEC filing and printing costs.